Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 6,904,681	$ 2,491,662	$ 289,393	$ 4,278,733	$ 61,394	$ 183,972	$ 14,209,834
Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]
Total	80,086	303,386	663	1,330,190	20,000	3,265	1,737,589
Buenos Aires/Oil/Natural Gas/Well [Member]
Total	54,288						54,288
Neuquén/Oil/Natural Gas/Well [Member]
Total	10,509	153,198	357				164,064
Entity-level payments, Argentina [Member]
Total	9,272						9,272
Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]
Total	116,682		26,184			26,915	169,781
Entity-level payments, Australia [Member]
Total	3,215,866					415	3,216,281
Sylhet/Natural Gas/Well [Member]
Total	95,259		701	746,625		200	842,786
Entity-level payments, Brazil [Member]
Total			648		25,087		25,735
Offshore-Atlantic Ocean/Centre/Oil/Natural Gas/Well [Member]
Total			223			750	973
Alberta/Oil/Natural Gas/Well [Member]
Total	2,604	30,099	2,286				34,989
Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]
Total		220,851	3,593				224,445
Entity-level payments, Canada [Member]
Total	521,211		5,934				527,145
Chongqing Shi/Natural Gas/Well [Member]
Total	6,100						6,100
Sichuan Sheng/Natural Gas/Well [Member]
Total	9,486						9,486
Offshore-Bohai Bay/Tianjin Shi/Oil/Well [Member]
Total			11,179				11,179
Offshore-South China Sea/Guangdong Sheng/Oil/Well [Member]
Total			745				745
Entity-level payments, China [Member]
Total	15,103						15,103
Entity-level payments, Colombia [Member]
Total			1,233				1,233
Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]
Total	20,823		209	3,573			24,604
Entity-level payments, Republic of the Congo [Member]
Total	2,623						2,623
Offshore-Mediterranean Sea/Lefkosia/Natural Gas/Well [Member]
Total						642	642
Offshore-Mediterranean Sea/Shamāl Sīnā'/Natural Gas/Well [Member]
Total					150		150
Offshore-Mediterranean Sea/Maţrūḩ/Oil/Natural Gas/Well [Member]
Total					150		150
Offshore-Red Sea/Janūb Sīnā'/Oil/Natural Gas/Well [Member]
Total					100		100
Entity-level payments, Egypt [Member]
Total					150		150
Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]
Total		135,778	2	338,286	2,000	1	479,568
Entity-level payments, Equatorial Guinea [Member]
Total	113,600						113,600
Entity-level payments, Indonesia [Member]
Total	8,223						8,223
Offshore-Mediterranian Sea/Tel Aviv/Oil/Natural Gas/Well [Member]
Total	265,133	128,376					393,509
Batys Qazaqstan oblysy/Oil/Natural Gas/Well [Member]
Total	137,419						137,419
Al Aḩmadī/Oil/Well [Member]
Total	675,608	407,017				5,000	1,087,626
Entity-level payments, Mexico [Member]
Total			47,224				47,224
Offshore-Andaman Sea/Yangon/Natural Gas/Well [Member]
Total	6,561						6,561
Entity-level payments, Namibia [Member]
Total					500		500
Delta/Oil/Natural Gas/Well [Member]
Total	22,500	207,497	11,155			38,961	280,113
Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]
Total	45,100	47,407	130,499	122,205			345,211
Offshore-Gulf of Guinea/Delta/Natural Gas/Oil/Well [Member]
Total			1,689				1,689
Offshore-Gulf of Guinea/Delta/Natural Gas/Oil/Well 2 [Member]
Total		1,398	10,790	$ 1,737,854			1,750,043
Offshore-Gulf of Guinea/Ondo/Oil/Natural Gas/Well [Member]
Total			4,162				4,162
Entity-level payments, Nigeria [Member]
Total	419,777					106,196	525,973
Delta/Natural Gas/Well [Member]
Total			1,028				1,028
Entity-level payments, Suriname [Member]
Total			125			$ 130	255
Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]
Total	107,421	117,793			3,485		228,699
Offshore-North Sea/Aberdeen City/Oil/Natural Gas/Well [Member]
Total	124,256						124,256
California/Oil/Well [Member]
Total		354					354
Colorado/Oil/Natural Gas/Well [Member]
Total		56,919					56,919
Federal Government/Oil/Natural Gas/Well [Member]
Total			194				194
New Mexico/Oil/Natural Gas/Well [Member]
Total		568,822	1,233				570,054
Wyoming/Oil/Natural Gas/Well [Member]
Total		2,686					2,686
Offshore-Gulf of America/Louisiana/Oil/Natural Gas/Well [Member]
Total		96,495	763		$ 9,622		106,879
Offshore-Gulf of America/Texas/Oil/Natural Gas/Well [Member]
Total		$ 13,585					13,585
Entity-level payments, United States [Member]
Total	$ 819,172		$ 24,570				$ 843,742